Operating leases - Operating lease liabilities of office rental agreements (Table) (Details) - Office Rental [Member] $ in Thousands	Jun. 30, 2023 USD ($)
Property, Plant and Equipment [Line Items]
June 30, 2024	$ 274
June 30, 2025	107
June 30, 2026	0
June 30, 2027	0
June 30, 2028	0
June 30, 2029 and thereafter	0
Total undiscounted lease payments	381
Discount based on incremental borrowing rate	(2)
Present value of lease liability	$ 379